Credit Risk - Disclosure of loans and advances at amortised cost by geography (Details) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan loss rate	0.0045		0.0046
Total income statement charge for the period	£ 897	£ 896	£ 1,881
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6,198)		(6,252)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	19,300		16,500
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 810,121		£ 798,300
Coverage ratio	0.008		0.008
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 816,319		£ 804,552
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,198		6,252
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 743,677		£ 727,414
Coverage ratio	0.001		0.002
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 744,725		£ 728,517
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,048		1,103
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 61,071		£ 65,237
Coverage ratio	0.037		0.038
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 63,406		£ 67,807
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,335		2,570
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,373		£ 5,649
Coverage ratio	0.344		0.313
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,188		£ 8,228
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,815		2,579
Loans and advances at amortised cost including debt securities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 399,509		£ 399,496
Coverage ratio	0.014		0.014
Loans and advances at amortised cost including debt securities | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 405,233		£ 405,244
Loans and advances at amortised cost including debt securities | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,724		5,748
Loans and advances at amortised cost including debt securities | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 353,759		£ 353,524
Coverage ratio	0.002		0.003
Loans and advances at amortised cost including debt securities | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 354,621		£ 354,454
Loans and advances at amortised cost including debt securities | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	862		930
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 41,379		£ 41,316
Coverage ratio	0.048		0.052
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 43,458		£ 43,599
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,079		2,283
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,371		£ 4,656
Coverage ratio	0.389		0.353
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,154		£ 7,191
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,783		2,535
Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 337,809		£ 342,747
Coverage ratio	0.017		0.016
Loans and advances | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 242,449		£ 248,316
Coverage ratio	0.008		0.008
Loans and advances | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 95,360		£ 94,431
Coverage ratio	0.039		0.038
Loans and advances | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 343,513		£ 348,468
Loans and advances | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	244,307		250,326
Loans and advances | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	99,206		98,142
Loans and advances | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,704		5,721
Loans and advances | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,858		2,010
Loans and advances | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,846		3,711
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 295,681		£ 300,666
Coverage ratio	0.003		0.003
Loans and advances | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 208,024		£ 214,783
Coverage ratio	0.002		0.002
Loans and advances | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 87,657		£ 85,883
Coverage ratio	0.006		0.006
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 296,533		£ 301,585
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	208,382		215,184
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	88,151		86,401
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	852		919
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	358		401
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	494		518
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 37,757		£ 37,425
Coverage ratio	0.052		0.057
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 31,444		£ 30,276
Coverage ratio	0.026		0.029
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 6,313		£ 7,149
Coverage ratio	0.164		0.161
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 39,826		£ 39,692
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	32,279		31,176
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,547		8,516
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,069		2,267
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	835		900
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,234		1,367
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,371		£ 4,656
Coverage ratio	0.389		0.353
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,981		£ 3,257
Coverage ratio	0.182		0.179
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,390		£ 1,399
Coverage ratio	0.604		0.566
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,154		£ 7,191
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,646		3,966
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,508		3,225
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,783		2,535
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	665		709
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,118		1,826
Retail mortgages | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,971		8,228
Retail mortgages | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0		0
Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 166,142		£ 171,512
Coverage ratio	0.003		0.003
Retail mortgages | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 164,305		£ 166,704
Coverage ratio	0.001		0.001
Retail mortgages | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,837		£ 4,808
Coverage ratio	0.132		0.068
Retail mortgages | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 166,642		£ 172,095
Retail mortgages | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	164,525		166,936
Retail mortgages | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,117		5,159
Retail mortgages | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	500		583
Retail mortgages | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	220		232
Retail mortgages | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	280		351
Retail mortgages | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,576		7,776
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0		0
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 143,552		£ 150,152
Coverage ratio	0		0
Retail mortgages | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 141,984		£ 145,958
Coverage ratio	0		0
Retail mortgages | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,568		£ 4,194
Coverage ratio	0.001		0.002
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 143,593		£ 150,202
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	142,023		146,001
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,570		4,201
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	41		50
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	39		43
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2		7
Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	392		448
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0		0
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 20,768		£ 19,364
Coverage ratio	0.004		0.005
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 20,731		£ 19,046
Coverage ratio	0.004		0.004
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 37		£ 318
Coverage ratio	0		0.081
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 20,848		£ 19,469
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	20,811		19,123
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	37		346
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	80		105
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	80		77
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0		28
Retail mortgages | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3		4
Retail mortgages | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,822		£ 1,996
Coverage ratio	0.172		0.177
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,590		£ 1,700
Coverage ratio	0.060		0.062
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 232		£ 296
Coverage ratio	0.545		0.516
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,201		£ 2,424
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,691		1,812
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	510		612
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	379		428
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	101		112
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	278		316
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	152,755		147,740
Retail credit cards | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	105		113
Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 34,179		£ 34,221
Coverage ratio	0.096		0.092
Retail credit cards | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 10,225		£ 9,710
Coverage ratio	0.061		0.068
Retail credit cards | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 23,954		£ 24,511
Coverage ratio	0.111		0.102
Retail credit cards | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 37,823		£ 37,707
Retail credit cards | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,888		10,420
Retail credit cards | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	26,935		27,287
Retail credit cards | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,644		3,486
Retail credit cards | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	663		710
Retail credit cards | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,981		2,776
Retail credit cards | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	149,911		144,791
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	69		59
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 29,931		£ 29,886
Coverage ratio	0.017		0.017
Retail credit cards | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,564		£ 7,983
Coverage ratio	0.013		0.014
Retail credit cards | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 21,367		£ 21,903
Coverage ratio	0.018		0.018
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 30,439		£ 30,409
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,673		8,094
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	21,766		22,315
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	508		523
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	109		111
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	399		412
Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,705		2,807
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	36		54
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,812		£ 3,948
Coverage ratio	0.287		0.292
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,562		£ 1,636
Coverage ratio	0.227		0.231
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,250		£ 2,312
Coverage ratio	0.323		0.330
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,346		£ 5,578
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,021		2,128
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,325		3,450
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,534		1,630
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	459		492
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,075		1,138
Retail credit cards | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	139		142
Retail credit cards | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0		0
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 436		£ 387
Coverage ratio	0.786		0.775
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 99		£ 91
Coverage ratio	0.490		0.540
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 337		£ 296
Coverage ratio	0.817		0.806
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,038		£ 1,720
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	194		198
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,844		1,522
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,602		1,333
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	95		107
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,507		1,226
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,070		9,186
Retail other | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6		8
Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,767		£ 9,952
Coverage ratio	0.033		0.034
Retail other | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,885		£ 8,031
Coverage ratio	0.037		0.038
Retail other | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,882		£ 1,921
Coverage ratio	0.015		0.018
Retail other | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 10,101		£ 10,305
Retail other | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,190		8,348
Retail other | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,911		1,957
Retail other | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	334		353
Retail other | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	305		317
Retail other | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	29		36
Retail other | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	8,469		8,607
Retail other | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6		6
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,338		£ 8,410
Coverage ratio	0.006		0.007
Retail other | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 6,722		£ 6,776
Coverage ratio	0.008		0.008
Retail other | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,616		£ 1,634
Coverage ratio	0.001		0.002
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,391		£ 8,469
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,773		6,832
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,618		1,637
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	53		59
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	51		56
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2		3
Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	567		535
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0		2
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,199		£ 1,225
Coverage ratio	0.086		0.088
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,069		£ 1,135
Coverage ratio	0.095		0.093
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 130		£ 90
Coverage ratio	0.008		0.011
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,312		£ 1,343
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,181		1,252
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	131		91
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	113		118
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	112		117
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1		1
Retail other | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	34		44
Retail other | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0		0
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 230		£ 317
Coverage ratio	0.422		0.357
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 94		£ 120
Coverage ratio	0.602		0.545
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 136		£ 197
Coverage ratio	0.160		0.140
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 398		£ 493
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	236		264
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	162		229
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	168		176
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	142		144
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	26		32
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	239,290		234,154
Corporate loans | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	363		383
Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 127,721		£ 127,062
Coverage ratio	0.010		0.010
Corporate loans | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 60,034		£ 63,871
Coverage ratio	0.011		0.012
Corporate loans | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 67,687		£ 63,191
Coverage ratio	0.008		0.009
Corporate loans | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 128,947		£ 128,361
Corporate loans | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	60,704		64,622
Corporate loans | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	14,100		15,200
Corporate loans | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	68,243		63,739
Corporate loans | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,226		1,299
Corporate loans | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	670		751
Corporate loans | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 367		£ 431
Coverage ratio	0.007		0.006
Corporate loans | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 556		£ 548
Corporate loans | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	222,148		212,889
Corporate loans | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	111		108
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 113,860		£ 112,218
Coverage ratio	0.002		0.003
Corporate loans | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 50,754		£ 54,066
Coverage ratio	0.003		0.004
Corporate loans | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 63,106		£ 58,152
Coverage ratio	0.001		0.002
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 114,110		£ 112,505
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	50,913		54,257
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,600		9,800
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	63,197		58,248
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	250		287
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	159		191
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	79		99
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	91		96
Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,284		20,418
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	220		231
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11,978		£ 12,888
Coverage ratio	0.028		0.031
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,082		£ 8,459
Coverage ratio	0.022		0.025
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,896		£ 4,429
Coverage ratio	0.039		0.043
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 12,320		£ 13,302
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,266		8,673
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,300		4,100
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,054		4,629
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	342		414
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	184		214
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	53		81
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	158		200
Corporate loans | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	858		847
Corporate loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	32		44
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,883		£ 1,956
Coverage ratio	0.252		0.234
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,198		£ 1,346
Coverage ratio	0.214		0.204
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 685		£ 610
Coverage ratio	0.309		0.292
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,517		£ 2,554
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,525		1,692
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,200		1,300
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	992		862
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	634		598
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	327		346
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	235		251
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	307		252
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 61,700		£ 56,749
Coverage ratio	0		0
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 61,720		£ 56,776
Debt securities at amortised cost | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	20		27
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 58,078		£ 52,858
Coverage ratio	0		0
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 58,088		£ 52,869
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10		11
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,622		£ 3,891
Coverage ratio	0.003		0.004
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,632		£ 3,907
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10		16
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0		£ 0
Coverage ratio	0		0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0		£ 0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0		0
Off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 410,612		£ 398,804
Coverage ratio	0.001		0.001
Off balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 411,086		£ 399,308
Off balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	474		504
Off balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 389,918		£ 373,890
Coverage ratio	0		0
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 390,104		£ 374,063
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	186		173
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 19,692		£ 23,921
Coverage ratio	0.013		0.012
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 19,948		£ 24,208
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	256		287
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,002		£ 993
Coverage ratio	0.031		0.042
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,034		£ 1,037
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	32		44
Other financial assets subject to impairment | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	228,400		183,600
Other financial assets subject to impairment | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	154		151
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	227,200		182,800
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	18		16
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,100		600
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3		2
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	140		140
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 133		£ 133